Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Tax on profit

			$ million
	2020	2019	2018
Current tax
Charge for the year	2,095	5,316	6,217
Adjustment in respect of prior years[a]	50	(68)	(221)
	2,145	5,248	5,996
Deferred tax[b]
Origination and reversal of temporary differences in the current year	(7,826)	(1,190)	907
Adjustment in respect of prior years	1,522	(94)	242
	(6,304)	(1,284)	1,149
Tax charge (credit) on profit or loss	(4,159)	3,964	7,145
[a] The adjustments in respect of prior years reflect the reassessment of the current tax balances for prior years in light of changes in facts and circumstances during the year.
[b] Origination and reversal of temporary differences in the current year include the impact of tax rate changes on deferred tax balances. The adjustments in respect of prior years reflect the reassessment of deferred tax balances for prior periods in light of all other changes in facts and circumstances during the year; 2020 includes charges for the reassessment of deferred tax asset recognition in light of revisions to price assumptions.

Disclosure of reconciliation of items affected by overall tax credit
9. Taxation – continued

			$ million
	2020	2019	2018
Profit (loss) before taxation	(24,888)	8,154	16,723
Tax charge (credit) on profit or loss	(4,159)	3,964	7,145
Effective tax rate	17%	49%	43%

			%
Tax rate computed at the weighted average statutory rate[a]	31	52	43
Increase (decrease) resulting from
Tax reported in equity-accounted entities	—	(7)	(5)
Adjustments in respect of prior years	(6)	(2)	—
Deferred tax not recognized	(3)	(2)	1
Tax incentives for investment	1	(3)	(2)
Foreign exchange	(1)	1	3
Items not deductible for tax purposes	(3)	4	1
Other	(2)	6	2
Effective tax rate	17	49	43
[a] Calculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries.

Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference

		$ million
Analysis of movements during the year in the net deferred tax (asset) liability	2020	2019
At 31 December	5,190	6,106
Adjustment on adoption of IFRS 16	—	(75)
At 1 January	5,190	6,031
Exchange adjustments	55	72
Credit for the year in the income statement	(6,304)	(1,284)
Charge for the year in other comprehensive income	48	233
Charge for the year in equity	154	37
Acquisitions and disposals	(56)	101
At 31 December	(913)	5,190

The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement[a]			Balance sheet
	2020	2019	2018	2020	2019
Deferred tax liability
Depreciation	(7,295)	(1,436)	(1,297)	15,361	22,627
Pension plan surpluses	69	(31)	65	2,691	2,290
Derivative financial instruments	33	29	(36)	63	29
Other taxable temporary differences	(32)	159	(57)	1,562	1,496
	(7,225)	(1,279)	(1,325)	19,677	26,442
Deferred tax asset
Depreciation	(849)	—	—	(849)	—
Lease liabilities	286	264	8	(1,122)	(1,380)
Pension plan and other post-retirement benefit plan deficits	2	62	(6)	(1,548)	(1,367)
Decommissioning, environmental and other provisions	438	(472)	1,505	(7,155)	(7,579)
Derivative financial instruments	—	63	(31)	(25)	(24)
Tax credits	310	(336)	123	(3,652)	(3,964)
Loss carry forward	543	12	559	(5,319)	(5,834)
Other deductible temporary differences	191	402	316	(920)	(1,104)
	921	(5)	2,474	(20,590)	(21,252)
Net deferred tax charge (credit) and net deferred tax (asset) liability[b]	(6,304)	(1,284)	1,149	(913)	5,190
Of which – deferred tax liabilities				6,831	9,750
– deferred tax assets				7,744	4,560
[a] The 2018 income statement is impacted by the reduction in US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018.
[b]    Included within the net deferred tax (asset) liability is a deferred tax asset balance of $5,471 million (2019 $5,526 million) related to the Gulf of Mexico oil spill.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2020	2019
Unused US state tax losses[a]	2.4	2.3
Unused tax losses – other jurisdictions[b]	6.0	3.5
Unused tax credits	26.9	25.4
of which – arising in the UKc	23.0	21.5
– arising in the USd	3.9	3.9
Deductible temporary differences[e]	46.1	40.4
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.8	1.5
[a] For 2020 these losses expire in the period 2021-2040 with applicable tax rates ranging from 3% to 10%.
[b] The majority of the unused tax losses have no fixed expiry date.
[c] The UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date.
[d] For 2020 the US unused tax credits expire in the period 2021-2030.
[e] The majority comprises fixed asset temporary differences in the UK. Substantially all of the temporary differences have no expiry date.

Disclosure of unrecognized deferred tax or write-down of deferred tax assets

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2020	2019	2018
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	46	272	83
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	11	96	—
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	—	364	112
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	1,622	73	169